Equity Method Investments - 2 (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended								12 Months Ended
	Aug. 29, 2013 mm	May 03, 2013 Micron Technology Italia, Srl. [Member] mm	Aug. 29, 2013 Transform [Member]	Aug. 30, 2012 Transform [Member]	Sep. 01, 2011 Transform [Member]	Aug. 29, 2013 Aptina [Member]	Aug. 30, 2012 Aptina [Member]	Sep. 01, 2011 Aptina [Member]	May 22, 2013 Aptina [Member] Short-term interest free loan to Aptina [Member] integer	Aug. 29, 2013 Aptina [Member] Short-term interest free loan to Aptina [Member] Other current assets [Member]	Aug. 29, 2013 Tera Probe [Member]
Related Party Transaction [Line Items]
Related party purchases from Tera Probe											$ 13
Manufacturing facilities leased to Transform included in noncurrent assets				26
Deferred rent revenue on the fully-paid lease				26
Gain on lease termination			25
Revenues from transactions with related party				13	20	182	372	349
Cost of goods sold from transactions with related party						219	395	358
Diameter of Wafer Used in Production (in millimeters)	200	200
Maximum loan amount available to Aptina									45
Number of equals draws available under loan to Aptina									3
Number of equal return payments due under loan to Aptina									3
Outstanding balance of loan to Aptina										$ 45